Average Annual Total Returns - VY Baron Growth Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV Russell 2000® Growth Index 1 Yr		Class ADV Russell 2000® Growth Index 5 Yrs		Class ADV Russell 2000® Growth Index 10 Yrs		Class ADV Russell 2000® Growth Index Since Inception	Class ADV Russell 2500TM Growth Index 1 Yr		Class ADV Russell 2500TM Growth Index 5 Yrs		Class ADV Russell 2500TM Growth Index 10 Yrs		Class ADV Russell 2500TM Growth Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Russell 2000® Growth Index 1 Yr		Class I Russell 2000® Growth Index 5 Yrs		Class I Russell 2000® Growth Index 10 Yrs		Class I Russell 2000® Growth Index Since Inception	Class I Russell 2500TM Growth Index 1 Yr		Class I Russell 2500TM Growth Index 5 Yrs		Class I Russell 2500TM Growth Index 10 Yrs		Class I Russell 2500TM Growth Index Since Inception	Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 Russell 2000® Growth Index 1 Yr		Class R6 Russell 2000® Growth Index 5 Yrs		Class R6 Russell 2000® Growth Index 10 Yrs		Class R6 Russell 2000® Growth Index Since Inception	Class R6 Russell 2500TM Growth Index 1 Yr		Class R6 Russell 2500TM Growth Index 5 Yrs		Class R6 Russell 2500TM Growth Index 10 Yrs		Class R6 Russell 2500TM Growth Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S Russell 2000® Growth Index 1 Yr		Class S Russell 2000® Growth Index 5 Yrs		Class S Russell 2000® Growth Index 10 Yrs		Class S Russell 2000® Growth Index Since Inception	Class S Russell 2500TM Growth Index 1 Yr		Class S Russell 2500TM Growth Index 5 Yrs		Class S Russell 2500TM Growth Index 10 Yrs		Class S Russell 2500TM Growth Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 Russell 2000® Growth Index 1 Yr		Class S2 Russell 2000® Growth Index 5 Yrs		Class S2 Russell 2000® Growth Index 10 Yrs		Class S2 Russell 2000® Growth Index Since Inception	Class S2 Russell 2500TM Growth Index 1 Yr		Class S2 Russell 2500TM Growth Index 5 Yrs		Class S2 Russell 2500TM Growth Index 10 Yrs		Class S2 Russell 2500TM Growth Index Since Inception
Total	32.89%	19.28%	14.90%		May 01, 2002	34.63%	[1]	16.36%	[1]	13.48%	[1]	[1]	40.47%	[1]	18.68%	[1]	15.00%	[1]	[1]	33.55%	19.88%	15.48%		May 01, 2002	34.63%	[1]	16.36%	[1]	13.48%	[1]	[1]	40.47%	[1]	18.68%	[1]	15.00%	[1]	[1]	33.56%	19.88%	15.48%		May 03, 2016	34.63%	[1]	16.36%	[1]	13.48%	[1]	[1]	40.47%	[1]	18.68%	[1]	15.00%	[1]	[1]	33.26%	19.58%	15.20%		May 01, 2002	34.63%	[1]	16.36%	[1]	13.48%	[1]	[1]	40.47%	[1]	18.68%	[1]	15.00%	[1]	[1]	33.00%	19.40%	15.02%		Feb. 27, 2009	34.63%	[1]	16.36%	[1]	13.48%	[1]	[1]	40.47%	[1]	18.68%	[1]	15.00%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.